CALVERT SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.3%
Hexcel Corp.	187,701	15,181,257
Mercury Systems, Inc. (1)	123,516	8,689,350
		23,870,607

Auto Components - 2.0%
Dorman Products, Inc. (1)	61,771	5,382,725
Visteon Corp. (1)	100,311	5,876,218
		11,258,943

Banks - 6.8%
Columbia Banking System, Inc.	183,695	6,646,085
First Citizens BancShares, Inc., Class A	17,554	7,904,039
Sterling Bancorp	465,129	9,897,945
Stock Yards Bancorp, Inc.	180,745	6,533,932
Wintrust Financial Corp.	96,569	7,064,988
		38,046,989

Biotechnology - 1.3%
Ligand Pharmaceuticals, Inc. (1)(2)	62,391	7,121,933

Building Products - 2.5%
CSW Industrials, Inc.	55,951	3,813,061
Trex Co., Inc. (1)(2)	142,222	10,197,317
		14,010,378

Capital Markets - 1.6%
Cohen & Steers, Inc.	169,017	8,694,234

Chemicals - 2.9%
Minerals Technologies, Inc.	159,808	8,551,326
Sensient Technologies Corp.	107,735	7,916,368
		16,467,694

Commercial Services & Supplies - 1.5%
Viad Corp.	126,643	8,388,832

Distributors - 0.9%
Pool Corp.	25,001	4,775,191

Diversified Consumer Services - 5.0%
Bright Horizons Family Solutions, Inc. (1)	15,560	2,347,537
Grand Canyon Education, Inc. (1)	129,943	15,205,930
ServiceMaster Global Holdings, Inc. (1)	201,052	10,472,799

		28,026,266

Electric Utilities - 2.0%
Portland General Electric Co.	205,121	11,111,404

Electrical Equipment - 1.8%
EnerSys	145,792	9,986,752

Energy Equipment & Services - 2.5%
Core Laboratories NV	52,767	2,758,659
Oceaneering International, Inc. (1)	328,902	6,706,312
US Silica Holdings, Inc. (2)	356,399	4,558,343
		14,023,314

Equity Real Estate Investment Trusts (REITs) - 8.4%
CubeSmart	251,416	8,407,351
EastGroup Properties, Inc.	79,789	9,253,928
Healthcare Realty Trust, Inc.	321,586	10,072,073
Rexford Industrial Realty, Inc.	247,402	9,987,619
STORE Capital Corp.	283,515	9,409,863
		47,130,834

Food & Staples Retailing - 1.6%
BJ’s Wholesale Club Holdings, Inc. (1)	132,772	3,505,181
Performance Food Group Co. (1)	141,421	5,661,082
		9,166,263

Food Products - 0.8%
J&J Snack Foods Corp.	29,084	4,681,070

Gas Utilities - 1.9%
ONE Gas, Inc.	117,690	10,627,407

Health Care Equipment & Supplies - 5.5%
Haemonetics Corp. (1)	71,887	8,650,882
ICU Medical, Inc. (1)	58,057	14,625,139
Masimo Corp. (1)	25,561	3,803,988
West Pharmaceutical Services, Inc.	30,335	3,796,425
		30,876,434

Health Care Providers & Services - 5.8%
Addus HomeCare Corp. (1)	93,029	6,972,524
Amedisys, Inc. (1)	75,607	9,179,446
Chemed Corp.	26,001	9,382,201
R1 RCM, Inc. (1)	543,211	6,833,594
		32,367,765

Hotels, Restaurants & Leisure - 1.4%
Choice Hotels International, Inc.	91,668	7,976,033

Insurance - 6.6%
AMERISAFE, Inc.	85,410	5,446,596
First American Financial Corp.	141,729	7,610,847
Horace Mann Educators Corp.	197,364	7,951,796
Kinsale Capital Group, Inc.	44,832	4,101,231
RLI Corp.	79,894	6,847,715
Selective Insurance Group, Inc.	69,214	5,183,436
		37,141,621

Interactive Media & Services - 0.4%
Eventbrite, Inc., Class A (1)(2)	135,149	2,189,414

IT Services - 2.0%
CSG Systems International, Inc.	227,218	11,095,055

Leisure Products - 0.4%
Brunswick Corp.	53,612	2,460,255

Machinery - 5.7%
Mueller Water Products, Inc., Class A	998,020	9,800,556
RBC Bearings, Inc. (1)	41,591	6,937,795
Welbilt, Inc. (1)(2)	178,328	2,978,078
Woodward, Inc.	104,926	11,873,426
		31,589,855

Pharmaceuticals - 2.6%
Catalent, Inc. (1)	268,109	14,534,189

Road & Rail - 1.5%
Landstar System, Inc.	77,715	8,392,443

Software - 10.2%
ACI Worldwide, Inc. (1)	483,495	16,603,219
Altair Engineering, Inc., Class A (1)	301,831	12,190,954
CDK Global, Inc.	131,662	6,509,369
Envestnet, Inc. (1)	98,868	6,759,605
RealPage, Inc. (1)	250,601	14,747,869
		56,811,016

Specialty Retail - 3.2%
Hudson Ltd., Class A (1)	229,382	3,163,178
Monro, Inc.	88,961	7,588,373
National Vision Holdings, Inc. (1)	228,183	7,012,064
		17,763,615

Textiles, Apparel & Luxury Goods - 3.5%
Columbia Sportswear Co.	88,575	8,871,672
Gildan Activewear, Inc.	276,436	10,692,544
		19,564,216

Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (1)	95,701	4,496,990

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	158,824	9,772,441

Water Utilities - 0.6%
Middlesex Water Co.	58,636	3,474,183

Total Common Stocks (Cost $475,751,339)		557,893,636

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	1,401,905	1,383,877
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(6)	152,000	142,728
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(6)	195,000	178,425

Total High Social Impact Investments (Cost $1,748,905)		1,705,030

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	4,923,490	4,923,490

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,923,490)		4,923,490

TOTAL INVESTMENTS (Cost $482,423,734) - 100.9%		564,522,156
Other assets and liabilities, net - (0.9%)		(5,139,310)
NET ASSETS - 100.0%		559,382,846

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $19,001,295 and the total market value of the collateral received by the Fund was $18,990,821, comprised of cash of $4,923,490 and U.S. Government and/or agencies securities of $14,067,331.

(3) Affiliated company.
(4) Restricted security. Total market value of restricted securities amounts to $1,705,030, which represents 0.3% of the net assets of the Fund as of June 30, 2019.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,401,905
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	152,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	195,000

At June 30, 2019 the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,383,877, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,401,905	$—	$—	$1,401,905	$1,383,877	$15,655	$—	$—	$34,754

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$557,893,636	(2)	$—	$—	$557,893,636
High Social Impact Investments	—		1,383,877	321,153	1,705,030
Short Term Investment of Cash Collateral for Securities Loaned	4,923,490		—	—	4,923,490
Total Investments	$562,817,126		$1,383,877	$321,153	$564,522,156

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.